Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 71,697	¥ 76,353	¥ 108,303
Impairment loss	16,347	3,460	9,479
Loss on disposal	¥ 19,389	¥ 138,827	¥ 30,604
Property and equipment, description	The building located in Ningbo, Zhejiang Province, with carrying amount of RMB 82,053 as of December 31, 2021, was pledged for a 1-year RMB 32,043 bank loan borrowed in January, 2021 and another 1-year RMB 12,957 bank loan borrowed in December, 2021.	The building located in Kaifeng, Henan Province, with carrying amount of RMB 44,737, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.